Pension and Post-Retirement and Post-Employment Benefits - Schedule of Benefit Obligations and Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	$ 10	$ 9
Deferred pension assets	99	358
Accrued liabilities	0	0
Pension benefit liability	0	0
Post-retirement and post-employment benefit liability	0	0
Net unfunded (funded) status	(109)	(367)
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	0	0
Deferred pension assets	0	0
Accrued liabilities	72	66
Pension benefit liability	0	0
Post-retirement and post-employment benefit liability	1,531	1,376
Net unfunded (funded) status	$ 1,603	$ 1,442